Note 8 - Fair Value - Reconciliation Of Changes In Fair Value Measurement - Acquisition, disposals and liquidation (Details) € in Millions	12 Months Ended
Dec. 31, 2018 EUR (€)
Acquisitions [Member]
Fair value level 3 acquisition disposals liquidations line items
Acquisition disposal liquidation assets	€ 2,400
Acquisition disposal liquidation Liabilities	2,716
Disposals [Member]
Fair value level 3 acquisition disposals liquidations line items
Acquisition disposal liquidation assets	254
Liquidations [Member]
Fair value level 3 acquisition disposals liquidations line items
Acquisition disposal liquidation assets	44
Acquisition disposal liquidation Liabilities	€ 5